Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investments in available for sale and held to maturity securities as of December 31, 2018 and 2017:

As of December 31, 2018	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Dollars in thousands)
Available for sale:
Corporate debt obligations	$500	$—	$—	$500
Residential mortgage-backed securities	31,553	74	906	30,721
Collateralized mortgage obligations	56	1	—	57
Total available for sale	$32,109	$75	$906	$31,278

Held to maturity:
States and political subdivisions	$1,113	$179	$—	$1,292

As of December 31, 2017	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Dollars in thousands)
Available for sale:
Corporate debt obligations	$1,000	$33	$—	$1,033
Residential mortgage-backed securities	37,105	194	436	36,863
Collateralized mortgage obligations	93	2	—	95
Total available for sale	$38,198	$229	$436	$37,991

Held to maturity:
States and political subdivisions	$2,268	$200	$—	$2,468

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity as of December 31, 2018, are as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	274	261
Due after five years through ten years	14,356	14,077
Due after ten years	17,479	16,940
Total available for sale	$32,109	$31,278

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	1,113	1,292
Due after ten years	—	—
Total held to maturity	$1,113	$1,292

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments which are aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018 and December 31, 2017.

As of December 31, 2018	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Available for sale:
Residential mortgage-backed securities	$12,665	$257	$14,527	$649	$27,192	$906
Total available for sale	$12,665	$257	$14,527	$649	$27,192	$906

As of December 31, 2017	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Available for sale:
Residential mortgage-backed securities	$2,729	$16	$15,117	$420	$17,846	$436
Total available for sale	$2,729	$16	$15,117	$420	$17,846	$436